SEI INSTITUTIONAL MANAGED TRUST

Small Cap Growth Fund
Enhanced Income Fund

Supplement Dated October 10, 2008 to the
Class A Shares Prospectus Dated January 31, 2008

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Growth and Enhanced Income Funds.

Change in Sub-Adviser for the Small Cap Growth Fund

In the sub-section entitled "Small Cap Growth Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to PanAgora Asset Management Inc. is hereby deleted and replaced with the following:

Los Angeles Capital Management and Equity Research, Inc.: Los Angeles Capital Management and Equity Research, Inc. (LA Capital), located at 11150 Santa Monica Blvd., Suite 200, Los Angeles, California 90025, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals manages the portion of the Small Cap Growth Fund's assets allocated to LA Capital. The team consists of Thomas D. Stevens, Hal W. Reynolds, David R. Borger, Stuart K. Matsuda and Christine M. Kugler. Mr. Stevens, CFA, a Principal, has been the Chairman of LA Capital since 2002 and was the Chief Compliance Officer of LA Capital until November 2007. Mr. Reynolds, CFA, a Principal, has been the Chief Investment Officer of LA Capital since 2002. Mr. Borger, CFA, a Principal, has been the Director of Research for LA Capital since 2002. Mr. Matsuda, a Principal, has been the Director of Trading for LA Capital since 2002. Ms. Kugler, a Principal, has been the Director of Implementation for LA Capital since 2002.

There are no other changes in the portfolio management of the Small Cap Growth Fund.

Change in Sub-Adviser for the Enhanced Income Fund

In the sub-section entitled "Enhanced Income Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added:

UBS Global Asset Management (Americas) Inc.: UBS Global Asset Management (Americas) Inc. (UBS Global AM), located at One North Wacker Drive, Chicago, Illinois 60606 serves as a Sub-Adviser to the Enhanced Income Fund. Christian Jochum, Head of Global Bonds and Managing Director, is the portfolio manager for the portion of the Enhanced Income Fund's assets allocated to UBS Global AM. Mr. Jochum joined the firm in May 1999 and has been responsible for global fixed income portfolio management and strategy. Mr. Jochum has access to certain members of the Fixed-Income investment management team who provide Mr. Jochum with research on the Enhanced Income Fund's investment selection and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Enhanced Income Fund invests. Mr. Jochum, as portfolio manager and coordinator for management of the Enhanced Income Fund, is solely and primarily responsible for the day-to-day management of the Enhanced Income Fund's portfolio and as such, he has ultimate responsibility for the Enhanced Income Fund's investment selection and portfolio construction and reviews the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies.

There are no other changes in the portfolio management of the Enhanced Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-528 (10/08)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Growth Fund
Enhanced Income Fund

Supplement Dated October 10, 2008
to the Class I Shares Prospectus Dated January 31, 2008

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Growth and Enhanced Income Funds.

Change in Sub-Adviser for the Small Cap Growth Fund

In the sub-section entitled "Small Cap Growth Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to PanAgora Asset Management Inc. is hereby deleted and replaced with the following:

Los Angeles Capital Management and Equity Research, Inc.: Los Angeles Capital Management and Equity Research, Inc. (LA Capital), located at 11150 Santa Monica Blvd., Suite 200, Los Angeles, California 90025, serves as a Sub-Adviser to the Small Cap Growth Fund. A team of investment professionals manages the portion of the Small Cap Growth Fund's assets allocated to LA Capital. The team consists of Thomas D. Stevens, Hal W. Reynolds, David R. Borger, Stuart K. Matsuda and Christine M. Kugler. Mr. Stevens, CFA, a Principal, has been the Chairman of LA Capital since 2002 and was the Chief Compliance Officer of LA Capital until November 2007. Mr. Reynolds, CFA, a Principal, has been the Chief Investment Officer of LA Capital since 2002. Mr. Borger, CFA, a Principal, has been the Director of Research for LA Capital since 2002. Mr. Matsuda, a Principal, has been the Director of Trading for LA Capital since 2002. Ms. Kugler, a Principal, has been the Director of Implementation for LA Capital since 2002.

There are no other changes in the portfolio management of the Small Cap Growth Fund.

Change in Sub-Adviser for the Enhanced Income Fund

In the sub-section entitled "Enhanced Income Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph is hereby added:

UBS Global Asset Management (Americas) Inc.: UBS Global Asset Management (Americas) Inc. (UBS Global AM), located at One North Wacker Drive, Chicago, Illinois 60606 serves as a Sub-Adviser to the Enhanced Income Fund. Christian Jochum, Head of Global Bonds and Managing Director, is the portfolio manager for the portion of the Enhanced Income Fund's assets allocated to UBS Global AM. Mr. Jochum joined the firm in May 1999 and has been responsible for global fixed income portfolio management and strategy. Mr. Jochum has access to certain members of the Fixed-Income investment management team who provide Mr. Jochum with research on the Enhanced Income Fund's investment selection and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Enhanced Income Fund invests. Mr. Jochum, as portfolio manager and coordinator for management of the Enhanced Income Fund, is solely and primarily responsible for the day-to-day management of the Enhanced Income Fund's portfolio and as such, he has ultimate responsibility for the Enhanced Income Fund's investment selection and portfolio construction and reviews the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies.

There are no other changes in the portfolio management of the Enhanced Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-529 (10/08)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Growth Fund
Enhanced Income Fund

Supplement Dated October 10, 2008
to the Statement of Additional Information ("SAI") Dated January 31, 2008

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Growth and Enhanced Income Funds.

Change in Sub-Adviser for the Small Cap Growth Fund

In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and the Sub-Advisers," all references to PanAgora Asset Management Inc.'s management of the Small Cap Growth Fund are hereby deleted, and the paragraph relating to Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") is hereby deleted and replaced with the following:

LOS ANGELES CAPITAL MANAGEMENT AND RESEARCH, INC.—Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") serves as a Sub-Adviser to a portion of the assets of the Small Cap Growth, Tax-Managed Small Cap and Small/Mid Cap Diversified Alpha Funds. LA Capital is a Subchapter S corporation founded in 2002 and is wholly-owned by its working principals.

In addition, in the sub-section entitled "Portfolio Management" under the section entitled "The Adviser and Sub-Advisers," all references to PanAgora Asset Management Inc.'s management of the Small Cap Growth Fund are hereby deleted and the text relating to LA Capital is hereby deleted and replaced with the following:

LA Capital

Compensation. SIMC pays LA Capital a fee based on the assets under management of the Small Cap Growth, Tax-Managed Small Cap and Small/Mid Cap Diversified Alpha Funds as set forth in an investment sub-advisory agreement between LA Capital and SIMC. LA Capital pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Growth, Tax-Managed Small Cap and Small/Mid Cap Diversified Alpha Funds. The following information relates to the period ending August 31, 2008.

Portfolio management compensation is composed of fixed salaries and bonuses based on merit, and is in no way tied to the performance or market value of the Small Cap Growth, Tax-Managed Small Cap or Small/Mid Cap Diversified Alpha Fund. All portfolio managers are also principals in the firm and thus receive pro-rata ownership distributions of LA Capital's profits on a quarterly basis.

Ownership of Fund Shares. As of August 31, 2008, LA Capital's portfolio managers did not beneficially own any shares of the Small Cap Growth, Tax-Managed Small Cap or Small/Mid Cap Diversified Alpha Fund.

Other Accounts. As of August 31, 2008, in addition to the Small Cap Growth, Tax-Managed Small Cap and Small/Mid Cap Diversified Alpha Funds, LA Capital's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Thomas Stevens	17		$1,643,875,480	0		$0	26		$2,492,256,324
	0	*	$0	1	*	$426,047,218	10	*	$1,644,194,266
Hal Reynolds	17		$1,643,875,480	0		$0	26		$2,492,256,324
	0	*	$0	1	*	$426,047,218	10	*	$1,644,194,266
David Borger	17		$1,643,875,480	0		$0	26		$2,492,256,324
	0	*	$0	1	*	$426,047,218	10	*	$1,644,194,266

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Stuart Matsuda	17		$1,643,875,480	0		$0	26		$2,492,256,324
	0	*	$0	1	*	$426,047,218	10	*	$1,644,194,266
Christine Kugler	17		$1,643,875,480	0		$0	26		$2,492,256,324
	0	*	$0	1	*	$426,047,218	10	*	$1,644,194,266

*  Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests. LA Capital's portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Small Cap Growth, Tax-Managed Small Cap or Small/Mid Cap Diversified Alpha Fund investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives to the Small Cap Growth, Tax-Managed Small Cap and Small/Mid Cap Diversified Alpha Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Small Cap Growth, Tax-Managed Small Cap and Small/Mid Cap Diversified Alpha Funds. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, LA Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions.

A potential conflict of interest may arise as a result of LA Capital's portfolio managers' management of the Small Cap Growth, Tax-Managed Small Cap and Small/Mid Cap Diversified Alpha Funds and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Small Cap Growth, Tax-Managed Small Cap and Small/Mid Cap Diversified Alpha Funds. This conflict of interest may be exacerbated to the extent that LA Capital or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than from the Small Cap Growth, Tax-Managed Small Cap and Small/Mid Cap Diversified Alpha Funds. Notwithstanding this theoretical conflict of interest, it is LA Capital's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, LA Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while LA Capital portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Small Cap Growth, Tax-Managed Small Cap and Small/Mid Cap Diversified Alpha Funds, such securities might not be suitable for the Small Cap Growth, Tax-Managed Small Cap and Small/Mid Cap Diversified Alpha Funds given their investment objectives and related restrictions.

There are no other changes in the portfolio management of the Small Cap Growth Fund.

Change in Sub-Adviser for the Enhanced Income Fund

In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and the Sub-Advisers," the following paragraph is hereby added:

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.—UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as a Sub-Adviser to a portion of the assets of the Enhanced Income Fund. UBS Global AM, a Delaware corporation organized in 1989, is a wholly-owned subsidiary of UBS Americas Inc., which, in turn, is a wholly-owned subsidiary of UBS AG, a publicly traded Swiss bank (NYSE: UBS).

In addition, in the sub-section entitled "Portfolio Management" under the section entitled "The Adviser and Sub-Advisers," the following text is hereby added:

UBS Global AM

Compensation. SIMC pays UBS Global AM a fee based on the assets under management of the Enhanced Income Fund as set forth in an investment sub-advisory agreement between UBS Global AM and SIMC. UBS pays its investment professionals out of its total revenues and other resources, including the sub-

advisory fees earned with respect to the Enhanced Income Fund. The following information relates to the period ended August 31, 2008.

The compensation received by the portfolio managers at UBS Global Asset Management, including the Enhanced Income Fund's portfolio manager, includes a base salary and incentive compensation, as detailed below. UBS Global Asset Management's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS Global Asset Management's clients. Overall compensation can be grouped into three categories:

•  Competitive salary, benchmarked to maintain competitive compensation opportunities.

•  Annual bonus, tied to individual contributions and investment performance.

•  UBS equity awards, promoting company-wide success and employee retention.

Base salary is fixed compensation used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

Annual bonuses are correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. UBS Global Asset Management strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio pre-tax performance closely aligns the investment professionals' interests with those of UBS Global Asset Management's clients. A portfolio manager's bonus is based on the performance of the fund the portfolio manager manages as compared to the fund's broad-based index over a three-year rolling period.

UBS AG equity. Senior investment professionals, including the portfolio manager of the Enhanced Income Fund, may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS Global Asset Management believes that this reinforces the critical importance of creating long-term business value and also serves as an effective retention tool as the equity shares typically vest over a number of years.

Broader equity share ownership is encouraged for all employees through "Equity Plus." This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus and/or salary. Two UBS stock options are given for each share acquired and held for two years. UBS Global Asset Management feels this engages its employees as partners in the firm's success, and helps to maximize its integrated business strategy.

Ownership of Fund Shares. As of August 31, 2008, UBS Global AM's portfolio manager did not beneficially own any shares of the Enhanced Income Fund.

Other Accounts. As of August 31, 2008, in addition to the Enhanced Income Fund, UBS Global AM's portfolio manager was responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (millions)	Number of Accounts	Total Assets (millions)	Number of Accounts		Total Assets (millions)
Christian Jochum	4	$443	14	$1,330	42	*	$9,972
	n/a	n/a	n/a	n/a	3	**	$1,725

*  This number includes the portfolio manager's personal accounts.

**  Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests. The portfolio management team's management of the Enhanced Income Fund and Other Accounts could result in potential conflicts of interest if the Enhanced Income Fund and Other Accounts have different objectives, benchmarks and fees because the portfolio management team must allocate its time and investment expertise across multiple accounts, including the Enhanced Income Fund. The portfolio manager and his team manage the Enhanced Income Fund and Other Accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS Global AM manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Enhanced Income Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS Global AM has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS Global AM has adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.

There are no other changes in the portfolio management of the Enhanced Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-530 (10/08)